Retirement benefits obligations (Tables)	12 Months Ended
Dec. 31, 2021
Retirement benefits obligations
Schedule of amounts recognized in balance sheet for employment benefit obligations

	2021	2020
Defined benefit obligation	(9,276,675)	(9,406,967)
Fair value of plan assets	7,995,150	7,714,430
Funded status	(1,281,525)	(1,692,537)

Schedule of amounts recognized in statement of loss for employment benefit obligations

	2021	2020	2019
Current service cost	(325,144)	(315,727)	(286,515)
Past service cost	219,104	102,764	—
Interest cost	(23,742)	(21,799)	(81,829)
Interest income	15,429	14,203	72,097
Company pension amount (note 18)	(114,353)	(220,559)	(296,247)

Schedule of movement in defined benefit obligations and plan assets

The movements in the defined benefit obligations during the year are as follows:

	2021	2020
Defined benefit obligation at beginning of year	(9,406,967)	(8,583,214)
Current service cost	(325,144)	(315,727)
Past service cost	219,104	102,764
Interest cost	(23,742)	(21,799)
Employee contributions	(222,772)	(205,085)
Actuarial gain arising from changes in financial assumptions	295,480	—
Actuarial gain arising from changes in demographic assumptions	186,583	—
Actuarial loss on experience adjustment	(115,175)	(208,572)
Benefits paid/ (deposited)	115,958	(175,334)
Defined benefit obligations at end of year	(9,276,675)	(9,406,967)

The movements in the fair value of plan assets during the year are as follows:

	2021	2020
Fair value of plan assets at beginning of year	7,714,430	7,101,476
Interest income	15,429	14,203
Employee contributions	222,772	205,085
Employer contributions	264,817	243,289
Plan assets loss	(106,340)	(24,957)
Benefits (paid)/ deposited	(115,958)	175,334
Fair value of plan assets at end of year	7,995,150	7,714,430

Schedule of fair value of plan assets

December 31,
2020
Cash	0.76%
Bonds	56.09%
Equity instruments	10.91%
Real estate	21.43%
Mortgages	9.24%
Others	1.57%
Total	100.00%

Schedule of principal actuarial assumptions for employment benefit obligations

	December 31, 2021	December 31, 2020
Discount rate	0.35%	0.20%
Mortality tables	BVG2020 GT	BVG2015 GT
Salary growth rate	1.00%	1.00%
Pension growth rate	0.00%	0.00%

Schedule of funding of defined benefit pensions and actuarial adjustments on plan liabilities

	2021	2020
Present value of defined benefit obligation	(9,276,675)	(9,406,967)
Fair value of plan assets	7,995,150	7,714,430
Deficit in the plan	(1,281,525)	(1,692,537)
Experience adjustment	366,888	(208,572)
Actuarial loss on plan assets	(106,340)	(24,957)

Schedule of estimated benefit payments

2022	348,900
2023	363,500
2024	666,600
2025	457,900
2026	337,100
2027-2031	1,951,500